Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Income Taxes [Abstract]
Deferred tax assets: Allowance for loan losses	$ 294	$ 366
Deferred Tax Assets: Depreciation	107
Deferred tax assets: Deferred rent	75	63
Deferred tax assets: Benefit plan adjustment (Accumulated Other Comprehensive Income)	700	599
Deferred tax assets: Unrealized loss on securities available for sale	79	473
Deferred tax assets: Stock based compensation	228	203
Deferred tax assets: Interest income and other	43	152
Total Deferred Tax Assets	1,526	1,856
Deferred tax liabilities: Accrued pension	274	292
Deferred tax liabilities: Depreciation		26
Total Deferred Tax Liabilities	274	318
Net Deferred Tax Assets Included in Other Assets	$ 1,252	$ 1,538